Condensed Statement Of Cash Flows - USD ($)	1 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (1,400)	$ (14,785,688)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party under promissory note		1,000
Gain on investments (net), dividends and interest, held in Trust Account		(57,911)
Loss upon issuance of private placement warrants		14,062,000
Offering costs associated with derivative warrant liabilities		710,745
Change in fair value of derivative warrant liabilities		(3,423,668)
Changes in operating assets and liabilities:
Prepaid expenses		(168,543)
Accounts payable		53,448
Accrued expenses	1,000	291,742
Franchise tax payable	400	100,050
Net cash used in operating activities	0	(3,216,825)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(345,000,000)
Net cash used in investing activities		(345,000,000)
Cash Flows from Financing Activities:
Proceeds from loans from related parties		125,006
Repayment of loans from related parties		(990,856)
Proceeds received from initial public offering, gross		345,000,000
Proceeds received from private placement		8,900,000
Offering costs paid		(6,949,070)
Deferred legal fees		2,361,155
Net cash provided by financing activities		348,446,235
Net increase in cash	0	229,410
Cash—beginning of the period	0	0
Cash—end of the period	0	229,410
Supplemental disclosure of noncash activities:
Offering costs included in accounts payable	10,000	39,194
Offering costs included in accrued expenses	50,000	105,000
Offering costs paid by related party under promissory note		439,100
Prepaid expenses paid by related party under promissory note		425,000
Reversal of accrued expenses		50,000
Deferred underwriting commissions in connection with the initial public offering		12,075,000
Value of Class A common stock subject to possible redemption		$ 294,092,540
Deferred offering costs paid by Sponsor under note payable	750
Deferred offering costs paid by Sponsor in exchange for issuance of Class B common stock	$ 25,000